Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Evolv Technologies Holdings, Inc.
Inventory

4. Inventory

Inventory consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Raw materials	$459	$499
Work in process	—	188
Finished goods	3,410	2,055
Total	$3,869	$2,742

4. Inventory Inventory consisted of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$499	$1,155
Work in process	188	179
Finished goods	2,055	23
Total	$2,742	$1,357